Investments - Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments			$ (51)	$ (1)	$ 11
Realized - impairments			11	11	7
Realized gains (losses) on securities	$ 112	$ (105)	365	132	(105)
Change in Unrealized			(360)	(835)	502
Net of tax
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	85	(60)	305	112	(72)
Realized - impairments	4	(23)	(17)	(8)	(11)
Realized gains (losses) on securities	89	(83)	288	104	(83)
Change in Unrealized	(203)	322	346	641	(438)
Total pretax
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	107	(76)	386	142	(91)
Realized - impairments	5	(29)	(21)	(10)	(14)
Realized gains (losses) on securities	112	(105)	365	132	(105)
Change in Unrealized	(258)	407	438	812	(555)
Fixed maturities
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	21	38	461	19	5
Realized - impairments	7	(43)	(32)	(21)	(21)
Realized gains (losses) on securities	28	(5)	429	(2)	(16)
Change in Unrealized	(458)	933	798	1,647	(1,057)
Equity securities
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	84	(111)	(27)	122	(107)
Realized - impairments	0	0	0	0	0
Realized gains (losses) on securities	84	(111)	(27)	122	(107)
Change in Unrealized	0	0	0	0	0
Mortgage loans and other investments
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	3	3	3	2	0
Realized - impairments	0	0	0	0	0
Realized gains (losses) on securities	3	3	3	2	0
Change in Unrealized	0	0	0	0	0
Other, Including DPAC and reserves on annuity and long-term care
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	(1)	(6)
Realized - impairments	(2)	14
Realized gains (losses) on securities	(3)	8	(40)	10	18
Change in Unrealized	200	(526)
Total tax effects
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	(22)	16	(81)	(30)	19
Realized - impairments	(1)	6	4	2	3
Realized gains (losses) on securities	(23)	22	(77)	(28)	22
Change in Unrealized	$ 55	$ (85)	$ (92)	$ (171)	$ 117